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GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                               DATED JUNE 12, 2003

                          SUPPLEMENT TO THE PROSPECTUS
                                DATED MAY 1, 2003
                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   "GOLDENSELECT LANDMARK ANNUITY PROSPECTUS"

                          -----------------------------


For the purposes of Contracts offered through registered representatives of Merrill Lynch, Pierce, Fenner & Smith Incorporated, the following provisions apply:

1. The second sentence of the first paragraph of the Section entitled "The Annuity Options - Selecting the Annuity Start Date" in the prospectus is hereby revised to read, "The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later, but in no event beyond the annuitant's 95th birthday. "

2. The earnings multiplier benefit rider is available only for non-qualified contracts.

3. The section of the Profile titled, "Purchase (Beginning of Accumulation Phase) and the section of the Prospectus titled, "Purchase and Availability of the Contract" are hereby amended to provide that the maximum issue age is 75.

The information in this supplement updates and amends certain information contained in the prospectus dated May 1, 2003. You should read and keep this supplement along with the prospectus.

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GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

127010  GoldenSelect Landmark                                           06/12/03